CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated OCI
Balance at Dec. 31, 2013	$ 1,003,506	$ 30,641	$ 750	$ 876,905	$ 90,394	$ 4,816
Equity-based compensation cost	1,033			1,033
Preferred stock dividends	(1,370)				(1,370)
Redemption of preferred stock	(32,914)	(32,914)
Dividend to parent	(4,000)				(4,000)
Preferred stock discount accretion	(2,273)	$ 2,273			(2,273)
Net income	44,833				44,833
Other comprehensive income	3,249					3,249
Balance at Dec. 31, 2014	1,014,337		750	877,938	127,584	8,065
Equity-based compensation cost	1,640			1,640
Net income	39,256				39,256
Other comprehensive income	(1,025)					(1,025)
Balance at Dec. 31, 2015	1,054,208		750	879,578	166,840	7,040
Equity-based compensation cost	87			87
Net income	65,774				65,774
Other comprehensive income	(39,571)					(39,571)
Balance at Dec. 31, 2016	1,080,498		750	879,665	232,614	(32,531)
Equity-based compensation cost	957			957
Net income	55,085				55,085
Other comprehensive income	11,852					11,852
Issuance of 8,625,000 common shares, net of issuance costs	155,662		86	155,576
Balance at Jun. 30, 2017	$ 1,304,054		$ 836	$ 1,036,198	$ 287,699	$ (20,679)